Investments and Fair Value Measurements (Details) (Recurring [Member], USD $)	Sep. 30, 2012	Dec. 31, 2011
ASSETS:
Total cash equivalents	$ 1,000,071
Total short-term investments		6,481,205
LIABILITIES:
Common stock warrants	1,546,050	937,000
Total common stock warrants	1,546,050	937,000
Level 1 [Member]
ASSETS:
Total cash equivalents	1,000,071
Total short-term investments		6,481,205
LIABILITIES:
Common stock warrants
Total common stock warrants
Level 2 [Member]
ASSETS:
Total cash equivalents
Total short-term investments
LIABILITIES:
Common stock warrants
Total common stock warrants
Level 3 [Member]
ASSETS:
Total cash equivalents
Total short-term investments
LIABILITIES:
Common stock warrants	1,546,050	937,000
Total common stock warrants	1,546,050	937,000
U.S. government securities [Member]
ASSETS:
Total cash equivalents	500,071
Government securities		3,514,938
Less: amortization premium paid		(8,733)
Total short-term investments		3,506,205
U.S. government securities [Member] | Level 1 [Member]
ASSETS:
Total cash equivalents	500,071
Government securities		3,514,938
Less: amortization premium paid		(8,733)
Total short-term investments		3,506,205
U.S. government securities [Member] | Level 2 [Member]
ASSETS:
Total cash equivalents
Total short-term investments
U.S. government securities [Member] | Level 3 [Member]
ASSETS:
Total cash equivalents
Total short-term investments
Certificates of deposit [Member]
ASSETS:
Total cash equivalents	500,000
Total short-term investments		2,975,000
Certificates of deposit [Member] | Level 1 [Member]
ASSETS:
Total cash equivalents	500,000
Total short-term investments		2,975,000
Certificates of deposit [Member] | Level 2 [Member]
ASSETS:
Total cash equivalents
Total short-term investments
Certificates of deposit [Member] | Level 3 [Member]
ASSETS:
Total cash equivalents
Total short-term investments